Income Taxes - Summary of components of income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes
Current income tax expense	¥ 26,211	$ 3,800	¥ 16,360	¥ 26,168
Deferred income tax benefit	(5,209)	(755)	(4,333)	(740)
Income tax expense	¥ 21,002	$ 3,045	¥ 12,027	¥ 25,428